Property and Equipment, Net (Tables)	12 Months Ended
Jun. 30, 2023
Property and Equipment, Net [Abstract]
Schedule of Property and Equipment, Net	Property and equipment, net, is comprised of the following:
	As of June 30,
	2022	2023	2023
	RMB	RMB	US$

Furniture, office equipment, fixtures	5,151	3,920	541
Leasehold improvements	11,405	737	102
Motor vehicles	1,932	1,932	266
	18,488	6,589	909
Less: Accumulated depreciation	(9,332)	(5,023)	(693)
Property and equipment, net	9,156	1,566	216